INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Net operating loss carry forward	$ 58,610,000
Federal [Member]
Net operating loss carry forward	11,667,981	$ 9,572,421
Valuation allowance	(11,667,981)	(9,572,421)
Net deferred tax asset	0	0
State [Member]
Net operating loss carry forward	2,930,502	2,431,559
Valuation allowance	(2,930,502)	(2,431,559)
Net deferred tax asset	$ 0	$ 0